Load [Member] Expense Example, No Redemption - Tennessee Tax-Free Income Series - Tennessee Tax-Free Income Series	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	$ 966